Risk Management (Details) - Schedule of use of VaR $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Value-at-Risk 99% one-day confidence level
Maximum Value-at-Risk	$ 1,606
Minimum Value-at-Risk	425
Average Value-at-Risk	$ 971